Financial Instruments by Category (Tables)	12 Months Ended
Jun. 30, 2019
Financial instruments by category [abstract]
Schedule of financial assets and financial liabilities

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2019
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)	2,543,209	-	-	-	2,543,209	5,026,566	7,569,775
Investments in financial assets:
- Investment in equity of public companies	-	391,175	-	-	391,175	-	391,175
- Mutual funds	-	1,452,587	436,080	-	1,888,667	-	1,888,667
- Bonds	-	3,567,038	-	675,847	4,242,885	-	4,242,885
Derivative financial instruments
- Futures contracts	-	-	5,612	-	5,612	-	5,612
Cash and cash equivalents:
- Cash at banks and on-hand	3,036,179	-	-	-	3,036,179	-	3,036,179
- Short- term investments	-	1,162,808	-	-	1,162,808	-	1,162,808
Total	5,579,388	6,573,608	441,692	675,847	13,270,535	5,026,566	18,297,101

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per statement of financial position
Trade and other payables (Note 17)	960,711	-	960,711	2,413,628	3,374,339
Derivative financial instruments
- Futures contracts	-	401	401	-	401
- Swaps of interest rate (ii)	-	26,956	26,956	-	26,956
Borrowings (excluding finance leases liabilities) (Note 18)	23,515,819	-	23,515,819	-	23,515,819
Total	24,476,530	27,357	24,503,887	2,413,628	26,917,515

Financial assets and financial liabilities as of June 30, 2018 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2018
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)	2,224,838	-	-	-	2,224,838	2,328,156	4,552,994
Investments in financial assets:
- Investment in equity public companies	-	313,789	-	-	313,789	-	313,789
- Mutual funds	-	1,999,901	-	-	1,999,901	-	1,999,901
- Bonds	-	4,818,704	-	903,042	5,721,746	-	5,721,746
- Financial trusts	14,845	-	-	-	14,845	-	14,845
Derivative financial instruments
- Futures contracts	-	-	73,679	-	73,679	-	73,679
Cash and cash equivalents:
- Cash at banks and on hand	1,865,426	-	-	-	1,865,426	-	1,865,426
- Short- term investments	-	3,802,301	-	-	3,802,301	-	3,802,301
Total	4,105,109	10,934,695	73,679	903,042	16,016,525	2,328,156	18,344,681

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per statement of financial position
Trade and other payables (Note 17)	1,635,517	-	1,635,517	2,416,051	4,051,568
Derivative financial instruments
- Bonds	-	410	410	-	410
- Swaps of interest rate (ii)	-	72,261	72,261	-	72,261
Borrowings (excluding finance leases liabilities) (Note 18)	24,353,087	-	24,353,087	-	24,353,087
Total	25,988,604	72,671	26,061,275	2,416,051	28,477,326

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.
(ii)	The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panameriacan Mall S.A, to pay for the work that is being carried out at the Polo Dot (See Note 18).

Schedule of book value of financial instruments recognized
	06.30.19			06.30.18
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	2,671,324	(128,115)	2,543,209	2,354,493	(129,655)	2,224,838
Financial liabilities
Trade and other payables	(1,088,826)	128,115	(960,711)	(1,765,172)	129,655	(1,635,517)

Schedule of derivative financial instrument

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2019
Interest income	82,440	-	82,440
Interest expense	(2,049,071)	-	(2,049,071)
Foreign exchange losses, net	58,966	-	58,966
Other finance costs	(184,245)	-	(184,245)
Gain from repurchase of non-convertible notes	4,560	-	4,560
Fair value gains of financial assets through profit or loss	-	723,964	723,964
Interest income from past due invoices	165,063	-	165,063
Gain from derivative financial instruments	-	389,435	389,435
Net (loss) income	(1,922,287)	1,113,399	(808,888)

	Financial assets / (liabilities) at amortized cost	Financial assets at fair value through profit or loss	Total
June 30, 2018
Interest income	286,167	-	286,167
Dividend income	57,959	-	57,959
Interest expense	(1,497,649)	-	(1,497,649)
Foreign exchange losses, net	(5,821,173)	-	(5,821,173)
Other finance costs	(194,326)	-	(194,326)
Fair value gains of financial assets through profit or loss	-	1,211,425	1,211,425
Interest income from past due invoices	60,945	-	60,945
Gain from derivative financial instruments	-	385,224	385,224
Net (loss) income	(7,108,077)	1,596,649	(5,511,428)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2017
Interest income	259,849	-	259,849
Dividend income	21,858	-	21,858
Interest expense	(1,479,775)	-	(1,479,775)
Foreign exchange losses, net	757,828	-	757,828
Other finance costs	(166,681)	-	(166,681)
Loss from repurchase of non-convertible notes	(367)	-	(367)
Fair value gains of financial assets through profit or loss	-	(475,402)	(475,402)
Interest income from past due invoices	115,673	-	115,673
Gain from derivative financial instruments	-	182,494	182,494
Net loss	(491,615)	(292,908)	(784,523)

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments

Description	Pricing model	Parameters	Fair value hierarchy	Range
Foreign-currency contracts	Present value method - Theoretical price	Money market curve; Interest curve Foreign exchange curve	Level 2	-

Arcos del Gourmet S.A. purchase option	Discounted cash flow	Projected revenues and discount rate	Level 3	Projected income: USD 0.5 MM – USD 1MM Discount rate 8.7% - 9.5%

Non-Convertible Notes - TGLT	Black & Scholes - Black & Scholes	Price and volatility of the subjacent Market Interest rate	Level 3	Price: Ps. 2.5 - Ps. 6.5 Volatility of the subjacent: 50% - 70% Market interest rate: 10% - 13%

Swaps of interest rate	Discounted cash flow	Interest rate futures	Level 2	-